Share capital	6 Months Ended
Jun. 30, 2023
Share capital.
Share capital

12. Share capital

	Number of shares
	Common shares	Treasury shares	Total
Balance as of January 1, 2022	49,272,952	(11,374,803)	37,898,149
Issue of shares – treasury shares	16,000,000	(16,000,000)	—
Net purchase of shares under liquidity agreement	—	(21,949)	(21,949)
Balance as of June 30, 2022	65,272,952	(27,396,752)	37,876,200

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2023	115,348,311	(38,214,291)	77,134,020
Issue of shares – treasury shares	17,600,000	(17,600,000)	—
Sale of shares under shelf registration	—	7,999,998	7,999,998
Exercise of pre-funded warrants (1)	3,502,950	—	3,502,950
Sale of shares under sale agency agreement	—	3,742,506	3,742,506
Net purchase of shares under liquidity agreement	—	(27,145)	(27,145)
Acquisition of shares forfeited from DSPPP	—	(7,311)	(7,311)
Balance as of June 30, 2023	136,451,261	(44,106,243)	92,345,018
Shares reclassed as treasury shares under IFRS 2	—	(17,431,572)	(17,431,572)
Balance as of June 30, 2023 IFRS 2	136,451,261	(61,537,815)	74,913,446
(1)	In accordance with Swiss corporate law, the issuance of 3,502,950 new shares through the exercise of pre-funded warrants during the first half of 2023 will be registered in the trade register in early 2024 at the latest in accordance with Swiss Corporate law. As of June 30, 2023, the amount of the share capital as registered in the trade register is CHF 1,329,483.11 divided into 132,948,311 shares.

As of June 30, 2023, 92,345,018 shares were outstanding excluding 44,106,243 treasury shares directly held by Addex Pharma SA and including 17,431,572 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (see note 13). All shares have a nominal value of CHF 0.01. As of December 31, 2022, 77,134,020 shares were outstanding excluding 38,214,291 treasury shares directly held by Addex Pharma SA and including 17,438,883 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2. All shares had a nominal value of CHF 0.01 following the reduction of the nominal value effective on July 26, 2022.

The Group maintains a liquidity agreement with Kepler Cheuvreux (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of June 30, 2023, 155,345 (December 31,2022: 128,200) treasury shares are recorded under this agreement in the treasury share reserve and CHF 2,466 (December 31,2022: CHF 3,165) is recorded in other financial assets.

During the six-month period ended June 30, 2023, the Group sold 3,742,506 treasury shares under the sale agency agreement with Kepler Cheuvreux at an average price of CHF 0.31 per share with a gross proceed of CHF 1,176,781.

On June 14, 2023 the Company issued 17,600,000 new shares from its capital band to its 100% owned subsidiary, Addex Pharma SA, at CHF 0.01. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital.

On April 3, 2023, the Group entered into a securities purchase agreement with one institutional investor. The Group sold 7,999,998 treasury shares in the form of 1,333,333 ADSs at a price of USD 0.95 per ADS (CHF 0.14 per share) and 23,578,950 pre-funded warrants, in the form of 3,929,825 ADSs at a price of USD 0.94 per ADS (CHF 0.14 per share) with a remaining strike price of USD 0.01 per ADS. During the second quarter of 2023, the institutional investor exercised 3,502,950 pre-funded warrants in a form of 583,825 ADSs allowed by the issuance of 3,502,950 new shares through our listed conditional capital. The new issued shares will be registered in the trade register in early 2024 in accordance with Swiss corporate law. As of June 30, 2023, 20,076,000 pre-funded warrants in a form of 3,346,000 ADSs were remaining to be exercised. The total gross proceeds from the offering amounted to USD 5.0 million (CHF 4.5 million) and directly attributable share offering costs of CHF 0.2 million were recorded as a deduction in equity. In addition, the Group granted the institutional investor, 31,578,948 warrants, in the form of 5,263,158 ADSs, with a strike price of USD 1.00 per ADS (CHF 0.15 per share) and an exercise period expiring on April 5, 2028. The fair value of the warrants amounts to CHF 1.78 million and has been recorded in equity as cost of the offering. The Group also reduced the strike price to USD 1.00 per ADS and extended the exercise period to April 5, 2028 of 9,230,772 warrants in the form of 1,538,462 ADSs issued on December 21, 2021 and 15,000,000 warrants in the form of 2,500,000 ADSs issued on July 26, 2022. These amendments to the exercise conditions resulted in an increase in the total fair value of CHF 0.96 million that has been recorded in equity as a cost of the offering.

On February 2, 2022, the Company issued 16,000,000 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1.00. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital. Directly attributable share issuance costs of CHF 0.2 million were recorded as a deduction in equity.